Subsequent Events (Details) - USD ($)	Apr. 18, 2023	Apr. 05, 2023	Feb. 24, 2023	May 03, 2023	Apr. 28, 2023	Mar. 31, 2023	Mar. 03, 2023	Mar. 02, 2023	Dec. 31, 2022	Nov. 14, 2022	Nov. 09, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Ordinary shares, issued								1,200,000			2,500,000
Fixed interest rate			8.00%									51.00%
Ordinary shares									55,500,000
Total issued and outstanding ordinary shares			20.00%
Price per share (in Dollars per share)						$ 1.62	$ 2.1575		$ 1.54	$ 5.71
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage		100.00%
Ordinary shares price	1,000,000
(in Dollars per share)	$ 10
Open market, term	1 year
Ordinary shares, issued				100,000	1,000,000
Percentage of Investment			8.37%
Subscription of convertible loan notes (in Dollars)			$ 1,673,525
Maturity date			Apr. 30, 2024
Payment for subscription of convertible loan notes (in Dollars)			$ 589,086
Ordinary shares			11,675,397				1,200,000
Subsequent Event [Member] | SLFA [Member]
Subsequent Events (Details) [Line Items]
Cash equivalent (in Dollars)		$ 500,000
Cash (in Dollars)		$ 1,882,000